Expense Example - LVIP BlackRock Advantage Allocation Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	76	342	629	1,445	101	420	761	1,726